DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
DECEMBER 31, 1999


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK - (94.82%)
   ADVERTISING AGENCIES - (0.13%)
           200    WPP Group PLC  .............................................................   $      16,575
   AGRICULTURAL - (0.22%)
           800    Monsanto Co.   ..............................................................         28,500
                                                                                                 -------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (6.34%)
         5,300    Golden West Financial Corp...................................................        177,550
         4,200    U.S. Bancorp.................................................................        100,013
        13,000    Wells Fargo Co. .............................................................        525,688
                                                                                                 -------------
                                                                                                       803,251
                                                                                                 -------------
   BUILDING MATERIALS - (2.72%)
         8,700    Masco Corp...................................................................        220,763
         3,100    Vulcan Materials Company.....................................................        123,806
                                                                                                 -------------
                                                                                                       344,569
   CONSUMER PRODUCTS - (1.64%)
           900    Colgate-Palmolive Co.........................................................         58,500
         1,200    Gillette Co..................................................................         49,425
         4,300    Philip Morris Cos., Inc. ....................................................         99,706
                                                                                                 -------------
                                                                                                       207,631
                                                                                                 -------------
   DIVERSIFIED - (1.94%)
             3    Berkshire Hathaway Inc., Class A*............................................        168,300
            42    Berkshire Hathaway Inc., Class B*............................................         76,860
                                                                                                 -------------
                                                                                                       245,160
   DIVERSIFIED MANUFACTURING - (1.78%)
         5,800    Tyco International Ltd.......................................................        225,475
                                                                                                 -------------
   ELECTRONICS - (8.57%)
         2,400    Applied Materials, Inc.*.....................................................        303,975
           400    Koninklijke Philips Electronics N.V..........................................         54,000
         1,900    Molex Inc....................................................................        107,647
         6,400    Texas Instruments Inc........................................................        620,000
                                                                                                 -------------
                                                                                                     1,085,622
                                                                                                 -------------
   ENERGY - (1.97%)
         2,200    Devon Energy Corporation.....................................................         72,325
         3,900    Dover Corp...................................................................        176,962
                                                                                                 -------------
                                                                                                       249,287
                                                                                                 -------------
   FINANCIAL - (17.65%)
         4,800    American Express Company.....................................................        798,000
        10,500    Citigroup, Inc...............................................................        583,406
         5,000    Freddie Mac..................................................................        235,312
        10,500    Household International, Inc.................................................        391,125
         2,500    Providian Financial Corp. ...................................................        227,656
                                                                                                 -------------
                                                                                                     2,235,499
                                                                                                 -------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
DECEMBER 31, 1999


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK - CONTINUED

   FOOD/BEVERAGE & RESTAURANT - (3.66%)
        11,500    McDonald's Corp..............................................................  $     463,594
                                                                                                 -------------
   HOTELS & MOTELS - (0.82%)
         3,300    Marriott International, Inc..................................................        104,156
                                                                                                 -------------
   INDUSTRIAL - (1.10%)
         2,700    Sealed Air Corp.*............................................................        139,894
                                                                                                 -------------
   INSURANCE - (0.43%)
         1,700    UnumProvident Corp. .........................................................         54,506
                                                                                                 -------------
   INVESTMENT FIRMS - (5.15%)
           800    Donaldson, Lufkin & Jenrette, Inc............................................         38,700
         4,300    Morgan Stanley Dean Witter & Co..............................................        613,825
                                                                                                 -------------
                                                                                                       652,525
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (4.72%)
         5,800    American Home Products Corp..................................................        228,737
           500    Bristol-Myers Squibb Co......................................................         32,094
           700    Merck & Co., Inc.............................................................         46,944
         3,000    Pfizer Inc...................................................................         97,313
         3,000    SmithKline Beecham PLC - ADR.................................................        193,313
                                                                                                 -------------
                                                                                                       598,401
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (7.65%)
         5,425    American International Group, Inc. ..........................................        586,578
         1,000    Chubb Corp...................................................................         56,312
         1,900    Progressive Corp. (Ohio).....................................................        138,938
         2,400    Transatlantic Holdings, Inc..................................................        187,350
                                                                                                 -------------
                                                                                                       969,178
                                                                                                 -------------
   PUBLISHING - (2.44%)
           600    Dow Jones & Co., Inc. .......................................................         40,800
         1,600    Gannett Co., Inc.............................................................        130,500
         2,500    Tribune Co...................................................................        137,656
                                                                                                 -------------
                                                                                                       308,956
                                                                                                 -------------
   REAL ESTATE - (1.24%)
           200    Avalonbay Communities, Inc...................................................          6,862
         2,600    CenterPoint Properties Corp. ................................................         93,275
         1,300    Crescent Real Estate Equities Co.............................................         23,887
         1,000    Vornado Realty Trust.........................................................         32,500
                                                                                                 -------------
                                                                                                       156,524
                                                                                                 -------------
   RETAIL - (0.04%)
           210    The Neiman Marcus Group, Inc., Class B* .....................................          5,657
                                                                                                 -------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
DECEMBER 31, 1999


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK - CONTINUED

   TECHNOLOGY - (19.28%)
         6,300    Hewlett-Packard Co...........................................................  $     717,806
         3,300    Intel Corp...................................................................        271,528
         4,800    International Business Machines Corp.........................................        518,400
         2,000    Lexmark International Group, Inc., Class A*..................................        181,000
         4,000    Novell, Inc.*................................................................        159,625
         2,800    Oracle Corp.*................................................................        313,688
         4,900    SAP AG ......................................................................        255,106
           800    Unisys Corp.* ...............................................................         25,550
                                                                                                 -------------
                                                                                                     2,442,703
                                                                                                 -------------
   TELECOMMUNICATIONS - (5.19%)
           300    Agilent Technologies, Inc.*..................................................         23,194
           300    AT&T Corp....................................................................         15,225
         1,500    Globalstar Telecommunications Limited* ......................................         66,047
         4,000    Loral Space & Communications, Ltd.*..........................................         97,250
         1,900    MediaOne Group, Inc.*........................................................        145,944
         2,100    Motorola, Inc................................................................        309,225
                                                                                                 -------------
                                                                                                       656,885
                                                                                                 -------------
   WASTE MANAGEMENT SERVICES - (0.14%)
         1,000    Waste Management, Inc........................................................         17,188
                                                                                                 -------------
                  Total Common Stock - (identified cost $11,071,755)...........................     12,011,736
                                                                                                 -------------
SHORT TERM INVESTMENTS - (4.68%)
$      593,000    State Street Corporation Repurchase  Agreement, 2.75%, 01/03/00, dated
                    12/31/99, repurchase value $593,136 (collateralized  by $635,000 par value Fannie Mae DN, Zero Cpn., 08/17/00, market value $611,188)
                    -  (identified cost $593,000)..............................................        593,000
                                                                                                 -------------
                  Total Investments - (99.50%) - (identified cost $ 11,664,755) - (a)..........     12,604,736
                  Other Assets Less Liabilities - (0.50%)......................................         63,148
                                                                                                 -------------
                  Net Assets - (100%)..........................................................  $  12,667,884
                                                                                                 =============
*Non-Income Producing Security

(a) Aggregate cost for Federal Income Tax purposes is $11,692,120. At December
31, 1999 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

      Unrealized appreciation..................................................................  $   1,425,648
      Unrealized depreciation..................................................................       (513,032)
                                                                                                 -------------
      Net unrealized appreciation .............................................................  $     912,616
                                                                                                 =============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
DECEMBER 31, 1999



                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK - (88.71%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.73%)
         3,100    Bank of New York Company, Inc................................................  $     124,000
           200    Fifth Third Bancorp..........................................................         14,669
         1,600    Golden West Financial Corp...................................................         53,600
         1,002    Lloyds TSB Group PLC.........................................................         12,446
           400    State Street Corporation.....................................................         29,225
         1,600    U.S. Bancorp ................................................................         38,100
         4,200    Wells Fargo Co...............................................................        169,838
                                                                                                 -------------
                                                                                                       441,878
                                                                                                 -------------
   BUILDING MATERIALS - (3.66%)
         2,800    Masco Corp...................................................................         71,050
         1,400    Vulcan Materials Company.....................................................         55,913
                                                                                                 -------------
                                                                                                       126,963
                                                                                                 -------------
   CONSUMER PRODUCTS - (1.20%)
         1,800    Philip Morris Cos., Inc......................................................         41,737
                                                                                                 -------------
   DIVERSIFIED - (2.57%)
             1    Berkshire Hathaway Inc., Class A*............................................         56,100
            18    Berkshire Hathaway Inc., Class B*............................................         32,940
                                                                                                 -------------
                                                                                                        89,040
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (3.81%)
         3,400    Tyco International Ltd.......................................................        132,175
                                                                                                 -------------
   FINANCIAL SERVICES - (56.75%)
      INSURANCE - (17.96%)
           925    American International Group, Inc............................................        100,016
           300    Chubb Corp. .................................................................         16,894
         1,900    Cincinnati Financial Corp....................................................         59,078
         1,500    Everest Reinsurance Holding, Inc.............................................         33,469
         1,100    FPIC Insurance Group, Inc.*..................................................         18,322
         3,200    Horace Mann Educators Corp...................................................         62,800
           100    Markel Corp.*................................................................         15,500
           800    Progressive Corp. (Ohio).....................................................         58,500
         1,900    ReliaStar Financial Corp.....................................................         74,456
         2,100    Transatlantic Holdings Inc...................................................        163,931
           600    Travelers Property Casualty Corp. Class A....................................         20,550
                                                                                                 -------------
                                                                                                       623,516
                                                                                                 -------------
      OTHER FINANCIAL SERVICES - (38.79%)
         2,000    American Express Company.....................................................        332,500
         2,600    Capital One Financial Corp...................................................        125,287
           900    Charles Schwab Corp..........................................................         34,538
         4,300    Citigroup, Inc...............................................................        238,919
         1,400    Donaldson, Lufkin & Jenrette Inc.............................................         67,725


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - CONTINUED
DECEMBER 31, 1999


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK  - CONTINUED

     OTHER FINANCIAL SERVICES - CONTINUED

         1,400    Freddie Mac..................................................................  $      65,887
         4,100    Household International, Inc.................................................        152,725
           900    Legg Mason, Inc..............................................................         32,625
         1,900    MBNA Corp.   ................................................................         51,775
           500    Morgan Stanley Dean Witter & Co..............................................         71,375
         1,900    Providian Financial Corp.....................................................        173,019
                                                                                                 -------------
                                                                                                     1,346,375
                                                                                                 -------------
   RESTAURANT & FOOD - (4.30%)
         3,700    McDonald's Corp. ............................................................        149,156
                                                                                                 -------------
   TECHNOLOGY - (2.83%)
           200    Hewlett-Packard Co. .........................................................         22,787
           700    International Business Machines Corp.........................................         75,600
                                                                                                 -------------
                                                                                                        98,387
                                                                                                 -------------
   TRANSPORTATION - (0.86%)
           400    Kansas City Southern Industries, Inc.........................................         29,850
                                                                                                 -------------
                  Total Common Stock - (identified cost $3,135,059)............................      3,079,077
                                                                                                 -------------
SHORT TERM - (11.38%)
$      395,000    State Street Bank and Trust Co. Repurchase Agreement, 2.75%, 01/03/00,
                   dated 12/31/99, repurchase value $395,091 (collateralized by $425,000 par value  Fannie Mae DN Zero Cpn., 08/17/00, market value $409,063)
                   - (identified cost $395,000.................................................        395,000
                                                                                                 -------------
                  Total Investments - (100.09%) - (identified cost $3,530,059) - (a)                 3,474,077
                  Liabilities Less Other Assets - (0.09%)......................................         (3,074)
                                                                                                --------------
                  Net Assets - (100%)  ........................................................ $    3,471,003
                                                                                                ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $3,545,742. At December
31, 1999 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $      139,555
                  Unrealized depreciation......................................................       (211,220)
                                                                                                --------------
                  Net unrealized depreciation.................................................. $      (71,665)
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
DECEMBER 31, 1999


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK - (83.90%)

   APARTMENTS - (3.38%)
         2,400    Boardwalk Equities, Inc.*....................................................  $      20,617
                                                                                                 -------------
   APARTMENTS (REITS) - (22.26%)
           700    Apartment Investment & Management Co.........................................         27,869
         1,000    Archstone Communities Trust..................................................         20,500
           600    Avalon Bay Communities, Inc..................................................         20,587
           400    Equity Residential Property Trust............................................         17,075
           700    Gables Residential Trust.....................................................         16,800
         1,200    Home Properties of New York, Inc. ...........................................         32,925
                                                                                                 -------------
                                                                                                       135,756
                                                                                                 -------------
   DIVERSIFIED - (2.48%)
           600    Crescent Operating, Inc.* ...................................................          1,613
           800    Trizec Hahn Corporation......................................................         13,500
                                                                                                 -------------
                                                                                                        15,113
                                                                                                 -------------
   DIVERSIFIED (REITS) - (13.37%)
         1,000    Duke-Weeks Realty Corporation................................................         19,500
           300    Liberty Property Trust.......................................................          7,275
           700    Spieker Properties, Inc......................................................         25,506
           900    Vornado Realty Trust.........................................................         29,250
                                                                                                 -------------
                                                                                                        81,531
                                                                                                 -------------
   GOLF (REITS) - (2.50%)
           900    Golf Trust of America, Inc. .................................................         15,244
                                                                                                 -------------
   HOTELS & LODGING - (2.59%)
           500    Marriott International, Inc..................................................         15,781
                                                                                                 -------------
   INDUSTRIAL (REITS) - (6.47%)
         1,100    CenterPoint Properties Corporation...........................................         39,462
                                                                                                 -------------
   MALLS (REITS) - (0.92%)
           200    General Growth Properties, Inc...............................................          5,600
                                                                                                 -------------
   OFFICE SPACE (REITS) - (18.63%)
           900    Alexandria Real Estate Equities, Inc.........................................         28,631
           800    Boston Properties, Inc.......................................................         24,900
           600    Cornerstone Properties, Inc..................................................          8,775
           200    Crescent Real Estate Equities Co.............................................          3,675
           200    Equity Office Properties Trust...............................................          4,925
           300    Kilroy Realty Corportion.....................................................          6,600
           800    Parkway Properties Inc.......................................................         23,050
           600    SL Green Realty Corp.........................................................         13,050
                                                                                                 -------------
                                                                                                       113,606
                                                                                                 -------------
   REAL ESTATE DEVELOPMENT - (3.15%)
         1,500    Catellus Development Corp.*..................................................         19,219
                                                                                                 -------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
DECEMBER 31, 1999



                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
================================================================================================================
COMMON STOCK  - CONTINUED

   RESORTS/THEME PARKS - (0.88%)
           300    Vail Resorts, Inc.* ......................................................... $        5,381
                                                                                                --------------
   SHOPPING CENTERS (REITS)- (2.43%)
           500    JDN Realty Corp..............................................................          8,063
           200    Kimco Realty Corp............................................................          6,775
                                                                                                 -------------
                                                                                                        14,838
                                                                                                 -------------
   STORAGE (REITS) - (4.84%)
         1,300    Public Storage, Inc..........................................................         29,494
                                                                                                 -------------
                Total Common Stock - (identified cost $540,457)................................        511,642
                                                                                                --------------
CONVERTIBLE PREFERRED STOCK - (6.23%)
   APARTMENTS (REITS)- (0.39%)
           100    Equity Residential Properties Trust, 7.00%, Series E, Conv. Pfd..............          2,362
                                                                                                 -------------
   MALLS (REITS) - (2.30%)
           700    General Growth Properties, 7.25%, Conv. Pfd..................................         14,000
                                                                                                --------------
   RESORTS/THEME PARKS - (3.54%)
           400    Premier Parks Inc. 7.50%, Conv. Pfd..........................................         21,600
                                                                                                --------------
                  Total Convertible Preferred Stock - (identified cost $44,491)................         37,962
                                                                                                --------------

                  Total Investment - (90.13%) - (identified cost $584,948) - (a)...............        549,604
                  Other Assets Less Liabilities - (9.87%)......................................        60,179
                                                                                                --------------
                  Net Assets - (100%).......................................................... $     609,783
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $585,703. At December 31,
1999 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $       6,755
                  Unrealized depreciation.....................................................         (42,854)
                                                                                                --------------
                  Net unrealized depreciation ................................................. $      (36,099)
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 1999


=========================================================================================================
                                                                                                DAVIS
                                                           DAVIS             DAVIS              REAL
                                                           VALUE           FINANCIAL           ESTATE
                                                         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                         ---------         ---------          ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $    12,604,736    $    3,474,077   $      549,604
   Cash...........................................              1,523             1,104           66,584
   Receivables:
     Dividends and interest.......................              7,087             2,347            3,486
     Capital stock sold...........................             78,348             4,985              125
     Due from adviser.............................              -                 2,678            1,457
                                                      ---------------    --------------   --------------
   Total assets...................................         12,691,694         3,485,191          621,256
                                                      ---------------    --------------   --------------
LIABILITIES:
   Accrued expenses...............................             23,810            14,188           11,473
                                                      ---------------    --------------   --------------
   Total liabilities..............................             23,810            14,188           11,473
                                                      ---------------    --------------   --------------
NET ASSETS .......................................    $    12,667,884    $    3,471,003   $      609,783
                                                      ===============    ==============   ==============
SHARES OUTSTANDING (NOTE 4).......................          1,236,199           374,811           69,994
                                                      ===============    ==============   ==============
NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets ( shares outstanding).................        $     10.25        $     9.26       $     8.71
                                                          ===========        ==========       ==========
NET ASSETS CONSIST OF:
   Overdistributed net investment income..........    $         -        $          (45)  $        -
   Par value of shares of capital stock...........              1,236               375               70
   Additional paid-in capital.....................         11,785,268         3,564,849          673,253
   Accumulated net realized loss..................            (58,601)          (38,194)         (28,196)
   Net unrealized appreciation (depreciation) on
     investments..................................            939,981           (55,982)         (35,344)
                                                      ---------------    --------------   --------------
                                                      $    12,667,884    $    3,471,003   $      609,783
                                                      ===============    ==============   ==============



* Including repurchase agreements of $593,000 and $395,000 for Davis Value Portfolio and Davis Financial Portfolio, respectively, and cost of $11,664,755, $3,530,059 and $584,948 for Davis Value Portfolio, Davis Financial Portfolio, Davis Real Estate Portfolio, respectively.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the period from July 1, 1999 (commencement of operations) to December 31, 1999


===========================================================================================================
                                                                                                DAVIS
                                                          DAVIS               DAVIS             REAL
                                                          VALUE             FINANCIAL          ESTATE
                                                        PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                        ---------           ---------         ---------
INVESTMENT  INCOME (LOSS):
Income:
   Dividends......................................    $        28,473    $         9,673   $        13,405
   Interest.......................................             17,858              7.278               341
                                                      ---------------    ---------------   ---------------
       Total income...............................             46,331             16,951            13,746
                                                      ---------------    ---------------   ---------------
Expenses:
   Management fees (Note 2).......................             24,434              7,252             1,902
   Custodian fees.................................             16,899              9,374             5,205
   Transfer agent fees............................              4,467              4,478             4,282
   Audit fees.....................................              7,000              7,000             7,000
   Accounting fees (Note 2).......................              4,000              4,000             4,000
   Legal fees.....................................              6,177              3,006             3,276
   Reports to shareholders........................             10,139              4,973             3,501
   Directors fees and expenses....................                897                893               892
   Registration and filing fees...................                424                208               147
   Miscellaneous..................................                 57                 26                16
                                                      ---------------    ---------------   ---------------
       Total expenses.............................             74,494             41,210            30,221
       Expenses paid indirectly (Note 5)..........               (212)              (216)             (510)
       Reimbursement of expenses by
         adviser (Note 2).........................           (41,974)            (31,364)          (27,147)
                                                      --------------     ---------------   ---------------
       Net expenses...............................             32,308              9,630             2,564
                                                      ---------------    ---------------   ---------------
       Net investment income......................             14,023              7,321            11,182
                                                      ---------------    ---------------   ---------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from
     investment transactions......................            (58,601)          (38,194)           (28,196)
   Net increase (decrease) in unrealized
     appreciation of investments
     during the period............................            939,981           (55,982)          (35,344)
                                                      ---------------    --------------    --------------
       Net realized and unrealized
         gain (loss) on investments...............            881,380           (94,176)           (63,540)
                                                      ---------------    --------------    ---------------
     Net increase (decrease) in net
       assets resulting from
       operations.................................    $       895,403    $      (86,855)   $      (52,358)
                                                      ===============    ==============    ==============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 1999



=========================================================================================================
                                                                                          DAVIS
                                                       DAVIS             DAVIS             REAL
                                                       VALUE           FINANCIAL          ESTATE
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------         ---------         ---------
OPERATIONS:
    Net investment income....................... $         14,023  $         7,321   $         11,182
    Net realized losses from
      investment transactions...................          (58,601)        (38,194)            (28,196)
    Net increase (decrease) in unrealized
      appreciation of investments...............          939,981         (55,982)            (35,344)
                                                 ----------------  --------------    ----------------
    Net increase (decrease) in net
      assets resulting from operations..........          895,403         (86,855)            (52,358)

DIVIDENDS TO
    SHAREHOLDERS FROM:
    Net investment income.......................          (14,023)         (7,366)            (11,182)
    Return of capital...........................           (2,540)         (1,035)             (1,876)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................       11,789,044       3,566,259            675,199
                                                 ----------------  --------------    ----------------

Total increase in net assets....................       12,667,884        3,471,003            609,783

NET ASSETS:
    Beginning of period.........................           -                -                 -
                                                 ----------------  --------------    ----------------
    End of Period (Including overdistributed net
      investment income of $45 for Davis
      Financial Portfolio)...................... $     12,667,884  $     3,471,003   $        609,783
                                                 ================  ===============   ================


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "the Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds accounts separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

     Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio are diversified, professionally managed stock-oriented funds.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Directors. Short-term obligations are valued at amortized cost which approximates fair value as determined by the Board of Directors. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. CURRENCY TRANSLATION - The market values of all assets and liabilities denomination in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

C. FORWARD CURRENCY CONTRACTS - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales and maturities of short-term sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

D. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 1999, Davis Value Portfolio had approximately $31,000 of capital loss carryovers available to offset future capital gains, if any, which expire in 2007. At December 31, 1999, Davis Financial Portfolio had approximately $22,000 of capital loss carryovers and post October losses available to offset future capital gains, if any, which expire in 2007 and 2008. At December 31, 1999, Davis Real Estate Portfolio had approximately $27,000 of capital loss carryovers and post October losses available to offset future capital gains, if any, which expire in 2007 and 2008.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1999
================================================================================

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on debt securities (excluding convertible bonds) purchased are amortized over the lives of the respective securities in accordance with the requirements of the Internal Revenue Code.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

     The fee for each of the Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio is 0.75% of the respective Funds' average annual net assets.

     State Street Bank is the Funds' primary transfer agent. Davis Selected Advisers, L.P. (the "Adviser") is also paid for certain transfer agent services. The fee paid to the Adviser for the period ended December 31, 1999 was $8 for each of the Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio. State Street Bank & Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the period ended December 31, 1999 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio amounted to $4,000 for each portfolio. The Adviser has agreed to reimburse the Funds for certain expenses incurred in the current fiscal period which amounted to $41,974, $31,364 and $27,147 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

     Each Fund has adopted procedures to treat Shelby Cullom Davis & Co. ("SCD") as an affiliate of the Adviser. For Davis Value Portfolio, SCD received $37 in commissions on the purchases/sales of portfolio securities.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1999
================================================================================

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the period ended December 31, 1999 were as follows:


                                                          DAVIS                 DAVIS                    DAVIS
                                                          VALUE               FINANCIAL               REAL ESTATE
                                                        PORTFOLIO             PORTFOLIO                PORTFOLIO
                                                        ---------             ---------                ---------
        Cost of purchases........................  $    11,479,273        $    3,343,657           $     713,295
        Proceeds of sales........................  $       348,828        $      170,443           $      98,615


NOTE 4 - CAPITAL STOCK

     At December 31, 1999, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:



                                                                              JULY 1, 1999
                                                                            (COMMENCEMENT OF
                                                                           OPERATIONS) THROUGH
                                                                            DECEMBER 31, 1999
                                                               -------------------------------------------
                                                                  DAVIS         DAVIS              DAVIS
                                                                  VALUE        FINANCIAL        REAL ESTATE
                                                                PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                ---------      ---------         ---------
Shares sold...............................................      1,328,411        426,594           68,984
Shares issued in reinvestment of distributions............          1,624            912            1,495
                                                              -----------     ----------        ---------
                                                                1,330,035        427,506           70,479
Shares redeemed...........................................        (93,836)       (52,695)           (485)
                                                              -----------     ----------        ---------
      Net increase........................................      1,236,199        374,811           69,994
                                                              ===========     ==========        =========

Proceeds from shares sold.................................    $12,681,981     $4,045,353        $ 666,302
Proceeds from shares issued in
    reinvestment of distributions.........................         16,563          8,401           13,058
                                                              -----------     ----------        ---------
                                                               12,698,544      4,053,754          679,360
Cost of shares redeemed...................................       (909,500)      (487,495)          (4,161)
                                                              -----------     ----------        ---------
      Net increase........................................    $11,789,044     $3,566,259        $ 675,199
                                                              ===========     ==========        =========



NOTE 5 - CUSTODIAN FEES

        Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $212, $216 and $510 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================
The following financial information represents data for each share of capital stock outstanding throughout each period:


                                               DAVIS                  DAVIS                     DAVIS
                                               VALUE                FINANCIAL                REAL ESTATE
                                             PORTFOLIO              PORTFOLIO                 PORTFOLIO
                                             ---------              ---------                 ---------
                                            JULY 1, 1999           JULY 1, 1999              JULY 1, 1999
                                           (COMMENCEMENT          (COMMENCEMENT             (COMMENCEMENT
                                           OF OPERATIONS)        OF OPERATIONS)            OF OPERATIONS)
                                               THROUGH               THROUGH                   THROUGH
                                          DECEMBER 31, 1999      DECEMBER 31, 1999        DECEMBER 31, 1999
                                          -----------------      -----------------        -----------------
Net Asset Value, Beginning of Period ...   $       10.00           $      10.00           $    10.00
                                           -------------           ------------           ----------

Income From Investment Operations

 Net Investment Income .................            0.01                   0.02                 0.18
 Net Realized and Unrealized
    Gains (Losses) .....................            0.25                  (0.74)               (1.26)
                                           -------------           ------------           ----------
    Total From Investment Operations ...            0.26                  (0.72)               (1.08)

Dividends and  Distributions

 Dividends from Net Investment Income ..           (0.01)                 (0.02)               (0.18)
 Return of Capital .....................               -(3)                   -(3)             (0.03)
                                           -------------           ------------           ----------
    Total Dividends and Distributions ..           (0.01)                 (0.02)               (0.21)
                                           -------------           ------------           ----------

Net Asset Value, End of Period .........   $       10.25           $       9.26           $     8.71
                                           =============           ============           ==========

Total Return(1).........................            2.64%                 (7.17)%             (10.79)%

Ratios/Supplemental Data

 Net Assets, End of Period

    (000 omitted) ......................         $12,668                 $3,471                 $610
 Ratio of Expenses to Average Net Assets            1.00%*(4)              1.00%*(4)            1.00%*(4)
 Ratio of Net Investment Income to
    Average Net Assets .................            0.43%*                 0.76%*               4.41%*
 Portfolio Turnover Rate(2).............               5%                     9%                  21%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 2.29%, 4.24% and 11.70%, for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

*   Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Directors of Davis Variable Account Fund, Inc.:

        We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, including the schedules of investments as of December 31, 1999 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from July 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio as of December 31, 1999, and the results of operations, the changes in net assets, and the financial highlights for the period from July 1, 1999 (commencement of operations) to December 31, 1999, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Denver, Colorado
February 4, 2000

                   DAVIS VARIABLE ACCOUNT FUND, INC 2949 East
                  Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================
      DIRECTORS                            OFFICERS
      Wesley E. Bass, Jr.                  Jeremy H. Biggs
      Jeremy H. Biggs                          Chairman
      Marc P. Blum                         Shelby M. C. Davis
      Andrew  A. Davis                         President
      Christopher C. Davis                 Kenneth C. Eich
      Jerry D. Geist                           Vice President
      D. James Guzy                        Sharra L. Reed
      G. Bernard Hamilton                      Vice President,
      Laurence W. Levine                        Treasurer & Assistant Secretary
      Christian R. Sonne                   Thomas D. Tays
      Marsha Williams                          Vice President Secretary
                                           Christopher C. Davis
                                               Vice President
                                           Andrew A. Davis
                                               Vice President

INVESTMENT ADVISER
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2300
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.
================================================================================